Financial Instruments - Schedule of Credit Risk for Trade Receivables (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Credit Risk for Trade Receivables [Line Items]
Trade receivables, Total	$ 8,215,687	$ 7,037,942
Singapore [Member]
Schedule of Credit Risk for Trade Receivables [Line Items]
Trade receivables, Total	6,015,877	6,130,586
Malaysia [Member]
Schedule of Credit Risk for Trade Receivables [Line Items]
Trade receivables, Total	2,082,111	907,356
Others [Member]
Schedule of Credit Risk for Trade Receivables [Line Items]
Trade receivables, Total	$ 117,699